Shareholder Report, Holdings (Details) - C000217970	Jun. 30, 2024
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.80%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.30%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.20%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.00%
FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.70%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%